Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Manager

All vessels owned by the Company receive management services from the Manager, pursuant to ship management agreements between each of the ship-owning companies and the Manager.

Each of the Company’s ship-owning subsidiaries pays, as per its management agreement with the Manager, a monthly technical management fee of $18,975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $400 per day for superintendent attendance and other direct expenses.

The Company also pays the Manager a fee equal to 1.25% of the gross freight or hire from the employment of FreeSeas’ vessels. In addition, the Company pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by the Company with the assistance of the Manager. During the year ended December 31, 2013 and 2012, there were no vessel disposals. In addition, the Company has incurred commission expenses relating to its commercial agreement with the Manager amounting to $104, $174 and $371 for the years ended December 31, 2013, 2012 and 2011 respectively, included in “Commissions” in the accompanying consolidated statements of operations.

The Company also pays, as per its services agreement with the Manager, a monthly fee of $136,275, (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of December 31, 2013 would be approximately $91,314. In connection with the shares issued to the Manager in payment of unpaid management and services fees, described below, the Manager has waived its right to terminate the services agreement and receive such termination fee.

On January 18, 2013, the Company’s’ Board of Directors approved the issuance of 67,754 shares of the Company’s common stock to the Manager in payment of $271 in unpaid fees due to the Manager for January 2013 under the management and services agreements with the Company. These shares were issued to the Manager on February 28, 2013 (Note 15) and were based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable.

On September 13, 2013, the Company’s’ Board of Directors approved the issuance of 991,658 shares of the Company’s common stock to the Manager in payment of $2,168 in unpaid fees due to the Manager for the months of February, March, April, May, June, July, August and September 2013 under the management and services agreements with the Company. These shares were issued to the Manager on October 14, 2013 (Note 15) and were based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 34,326 shares of the Company’s common stock to its non-executive members of its Board of Directors in payment of $120 in unpaid Board fees for the first, second and third quarter of 2013. These shares were issued to the directors on October 14, 2013 (Note 15) and were based on the closing price of the Company’s common stock on the last day of the first, second and third quarter of 2013, which is the date that the Board fees were due and payable. All of the foregoing shares are restricted shares under applicable U.S. securities laws.

Fees and expenses charged by the Manager are included in the accompanying consolidated financial statements in “Management and other fees to a related party,” “General and administrative expenses,” “Operating expenses,” “Gain on sale of vessel”, “Vessel impairment loss”, “Advances for vessels under construction” and “Write-off of advances for vessels under construction”. The total amounts charged for the year ended December 31, 2013, 2012 and 2011 amounted to $3,133 ($1,490 of management fees, $1,499 of services fees, $131 of superintendent fees and $13 for other expenses), $4,560 ($2,404 of management fees, $1,985 of services fees, $134 of superintendent fees and $37 for other expenses), and $4,451 ($1,900 of management fees, $1,609 of services fees, $146 of superintendent fees, $144 for compensation of relocation expenses, $179 for other expenses and $473 for management fees and supervision expenses for vessels under construction), respectively.

The “Management and other fees to a related party” and the “General and administrative expenses” for the year ended December 31, 2013 include the amount of $474 recognized as stock-based compensation expense for the issuance of 67,754 shares of the Company’s common stock to the Manager in payment of $271 in unpaid fees due to the Manager for January 2013 under the management and services agreements with the Company. In addition, the “Management and other fees to a related party” and the “General and administrative expenses” for the year ended December 31, 2013 include the amount of $954 recognized as gain for the issuance of 991,658 shares of the Company’s common stock to the Manager (Note 15) in payment of $2,168 in unpaid fees due to the Manager for the months of February, March, April, May, June, July, August and September 2013 and the issuance of 34,326 shares of the Company’s common stock to the non-executive members of its Board of Directors (Note 15), in payment of $120 in unpaid Board fees for the first, second and third quarter of 2013.

The balance due from the Manager as of December 31, 2013 and December 31, 2012 was $1,167 and $346 respectively. The amount paid to the Manager for office space during the year ended December 31, 2013, 2012 and 2011 was $147, $143 and $178, respectively and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

National Bank of Greece (NBG)

Effective May 13, 2013, FBB ceased to be a related party according to the requirements of ASC 850 (“Related Party Disclosures”), since the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to the National Bank of Greece (“NBG”). The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG.

Other Related Parties

The Company, through the Manager uses from time to time a ship-brokering firm associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the years ended December 31, 2013, 2012 and 2011, such ship-brokering firm charged the Company commissions of $19, $43 and $56, respectively, which are included in “Commissions” in the accompanying consolidated statements of operations. The balance due to the ship-brokering firm as of December 31, 2013 and December 31, 2012 was $nil and $94, respectively.